RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Purchase raw material from related companies	$ 0	$ 31,480	$ 124,061	$ 1,205,571